Finance Income	12 Months Ended
Dec. 31, 2020
Finance income [Abstract]
Finance Income
39.	Finance Income

(1)	Finance income for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Interest income	￦	223,767	268,118	242,586
Dividends income		12,777	13,838	7,316
Gains on disposal of financial assets		1,838	3,866	11,992
Gains on valuation of financial assets at fair value through profit or loss		8,495	5,575	12,904
Gains on valuation of derivatives		199,943	362,735	57,563
Gains on transaction of derivatives		179,745	157,961	146,448
Gains on foreign currency translation		143,254	175,839	1,005,961
Gains on foreign currency transactions		27,051	21,774	24,009
Other financial assets		—	—	1,470

	￦	796,870	1,009,706	1,510,249

(2)	Details of interest income included in finance income for the years ended December 31, 2018, 2019 and 2020 are as follows:

			2018	2019	2020
			In millions of won
Cash and cash equivalents		￦	40,704	42,861	9,419
Financial assets at fair value through profit or loss			21,713	29,411	19,114
Financial assets at amortized cost			89	539	612
Loans			21,925	63,448	26,232
Short-term financial instrument			41,025	49,070	25,540
Long-term financial instrument			7,920	12,794	10,406
Other financial assets			1	54	228
Trade and other receivables			90,390	69,941	151,035

	￦		223,767	268,118	242,586